Registration Nos. 033-07647
811-04782

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 22, 2009

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-lA

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 119	☒

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 120	☒
(Check appropriate box or boxes)

HSBC INVESTOR FUNDS

(Exact name of registrant as specified in charter)
3435 Stelzer Road
Columbus, Ohio 43219-3035
(Address of principal executive offices)
Registrant’s Telephone Number, including area code: (617) 470-8000

Richard A. Fabietti, President
452 Fifth Avenue
New York, New York 10018
(Name and address of agent for service)
Please send copies of all communications to:

David J. Harris, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

It is proposed that this filing will become effective:
☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on December 30, 2009 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on [date] pursuant to paragraph (a)(1) of Rule 485 ☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐ on [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☒ this post-effective amendment designates a new effective date for previously filed post-effective amendment.

This Post-Effective Amendment No. 119 to the Registration Statement of HSBC Investor Funds (the “Trust” or the “Registrant”) on Form N-1A (the “Amendment”) relates only to the HSBC Investor World Selection Aggressive Strategy Fund, HSBC Investor World Selection Balanced Strategy Fund, HSBC Investor World Selection Moderate Strategy Fund and HSBC Investor World Selection Conservative Strategy Fund (the “Funds”). No disclosure with respect to any other series of the Registrant or any other registered investment company is modified hereby.

This Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in the Trust’s Post-Effective Amendment No. 116, which was filed with the Securities and Exchange Commission pursuant to Rule 485(a)(1) under the Securities Act of 1933 on October 23, 2009 in order to (i) implement the Funds’ compliance with the disclosure requirements adopted by the Securities and Exchange Commission in Investment Company Act Release No. 28584 (Jan. 13, 2009), and (ii) introduce certain changes with respect to the Funds to the Registrant’s Registration Statement.

This Amendment is filed to extend the effective date of Post-Effective Amendment No. 116 to December 30, 2009.

PART C
Other Information

ITEM 28.	EXHIBITS

(a)(1) Amended and Restated Declaration of Trust, dated July 1, 1997, with establishments and designations of series and further amendments. (1)

(a)(2) Establishment and designation of series, dated April 29, 1996, for HSBC Investor Overseas Equity Fund and HSBC Investor Opportunity Fund. (2)

(a)(3) Establishment and designation of series, dated August 3, 1998, for HSBC Investor Prime Money Market Fund. (3)

(a)(4) Establishment and designation of series, dated May 8, 2000, for HSBC Investor Mid-Cap Fund. (3)

(a)(5) Establishment and designation of series for HSBC Investor Intermediate Fixed Income Duration Fund, and HSBC Investor California Tax-Free Money Market Fund. (4)

(a)(6) Establishment and designation of series for HSBC Investor U.S. Treasury Money Market Fund. (4)

(a)(7) Establishment and designation of series for HSBC Investor Growth Fund, HSBC Investor Value Fund and HSBC Investor Cash Management Fund. (6)

(a)(8) Establishment and designation of series, dated December 15, 2003, for HSBC Investor Tax-Free Money Market Fund. (7)

(a)(9) Establishment and designation of series for HSBC Investor Aggressive Growth Strategy Fund, HSBC Investor Moderate Growth Strategy Fund, HSBC Investor Growth Strategy Fund and HSBC Investor Conservative Growth Strategy Fund. (8)

(a)(10) Establishment and designation of series, dated June 14, 2005, for HSBC Investor High Yield Fixed Income Fund. (11)

(a)(11) Amendment to Amended and Restated Declaration of Trust, dated September 26, 2005, renaming the HSBC Investor High Income Fund as the HSBC Investor High Yield Fixed Income Fund. (14)

(a)(12) Amendment to the Amended and Restated Declaration of Trust, dated December 12, 2005, establishing HSBC Investor Short Duration Fixed Income Fund and renaming the HSBC Investor Limited Maturity Fund and HSBC Investor Bond Fund as the HSBC Investor Intermediate Duration Fixed Income Fund and HSBC Investor Core Plus Fixed Income Fund, respectively. (12)

(a)(13) Establishment and designation of series for HSBC Investor Global Emerging Markets Fixed Income Fund. (15)

(a)(14) Establishment and designation of series, dated March 29, 2007, for HSBC Investor BRIC Equity Fund, HSBC Investor China Equity Fund and HSBC Investor India Equity Fund. (17)

(a)(15) Establishment and designation of series, dated April 1, 2008, for HSBC Investor Climate Change Fund. (21)

(a)(16) Amendment to the Amended and Restated Declaration of Trust, dated June 17, 2008, redesignating the HSBC Investor Money Market Fund as the HSBC Investor Prime Money Market Fund. (22)

(a)(17) Form of Amendment to the Amended and Restated Declaration of Trust, dated December 14, 2009, redesignating the HSBC Investor LifeLine Funds as the HSBC Investor World Selection Funds. (25)

(a)(18) Form of Amendment to the Amended and Restated Declaration of Trust, dated December 14, 2009, redesignating the HSBC Investor Cash Management Fund as the HSBC Investor U.S. Treasury Obligations Money Market Fund. (25)

(a)(19) Form of Establishment and designation of series, dated December 14, 2009, for HSBC Investor Global Emerging Markets Local Debt Fund. (25)

(b) By-Laws. (1)

(c) Specimen certificate of shares of beneficial interest of HSBC Investor Funds. (1)

(d)(1) Amended and Restated Master Investment Advisory Contract dated December 2001 between HSBC Investor Portfolios and HSBC Global Asset Management (USA) Inc. (13)

(d)(1)(i) Investment Advisory Contract Supplements regarding HSBC Investor Short Duration Portfolio. (12)

(d)(1)(ii) Investment Advisory Contract Supplements regarding HSBC Investor International Equity Portfolio and HSBC Investor Opportunity Portfolio. (13)

(d)(1)(iii) Investment Advisory Contract Supplements, dated December 13, 2004, regarding HSBC Investor Growth Portfolio and HSBC Investor Value Portfolio. (24)

(d)(2) Amended and Restated Master Investment Advisory Contract, dated March 1, 2001, between HSBC Investor Funds and HSBC Global Asset Management (USA) Inc. (5)

(d)(2)(i) Investment Advisory Contract Supplements, dated December 13, 2004, regarding HSBC Investor Prime Money Market Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund. (24)

(d)(2)(ii) Investment Advisory Contract Supplement, dated December 13, 2004, regarding HSBC Investor U.S. Treasury Obligations Money Market Fund. (24)

(d)(2)(iii) Investment Advisory Contract Supplement, dated December 13, 2004, regarding HSBC Investor Tax-Free Money Market Fund. (24)

(d)(2)(iv) Investment Advisory Contract Supplement, dated December 13, 2004, regarding HSBC Investor World Selection Aggressive Growth Strategy Fund, HSBC Investor World Selection Moderate Growth Strategy Fund, HSBC Investor World Selection Growth Strategy Fund, HSBC Investor World Selection Conservative Growth Strategy Fund. (24)

(d)(2)(v) Investment Advisory Contract Supplement, dated June 12, 2007, regarding HSBC Investor BRIC Equity Fund, HSBC Investor China Equity Fund and HSBC Investor India Equity Fund. (18)

(d)(2)(vi) Investment Advisory Contract Supplement, dated May 13, 2008, regarding HSBC Investor Climate Change Fund. (22)

(d)(2)(vii) Form of Investment Advisory Contract Supplement, dated December 14, 2009, regarding HSBC Investor Global Emerging Markets Fixed Income Fund. (25)

(d)(2)(viii) Form of Investment Advisory Contract Supplement, dated December 14, 2009, regarding HSBC Investor Global Emerging Markets Local Debt Fund. (25)

(d)(3) Subadvisory Agreement, dated June 30, 2008, between Westfield Capital Management L.P. and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor Opportunity Portfolio. (23)

(d)(4) Subadvisory Agreement, dated November 9, 2007, between NWQ Investment Management Company, LLC and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor Value Portfolio. (19)

(d)(5) Subadvisory Agreement, dated December 26, 2008, between Winslow Capital Management, Inc. and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor Growth Portfolio. (23)

(d)(6) Subadvisory Agreement, dated January 20, 2004, between AllianceBernstein L.P. and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor International Equity Portfolio. (10)

(d)(7) Subadvisory Agreement, dated December 26, 2006, between Munder Capital Management and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor Mid-Cap Fund. (16)

(d)(8) Fee Waiver Agreement, dated February 27, 2009, between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds on behalf of the HSBC Investor Mid-Cap Fund. (24)

(d)(9) Fee Waiver Agreement, dated March 30, 2007, between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds, on behalf of the HSBC Investor BRIC Equity Fund, HSBC Investor China Equity Fund and HSBC Investor India Equity Fund. (18)

(d)(10) Subadvisory Agreement, dated December 5, 2006, between HSBC Global Asset Management (USA) Inc. and Halbis Capital Management (USA) Inc. regarding the HSBC Investor Short Duration Portfolio. (16)

(d)(11) Form of Sub-Advisory Agreement Between HSBC Global Asset Management (USA) Inc. and Halbis Capital Management (Hong Kong) Limited regarding HSBC Investor China Equity Fund. (20)

(d)(12) Form of Sub-Advisory Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Investments (Singapore) Limited regarding HSBC Investor India Equity Fund. (20)

(d)(13) Sub-Advisory Agreement, dated June 12, 2007, between HSBC Global Asset Management (USA) Inc. and Sinopia Asset Management regarding HSBC Investor BRIC Equity Fund. (19)

(d)(14) Form of Sub-Advisory Agreement between HSBC Global Asset Management (USA) Inc. and Sinopia Asset Management regarding HSBC Investor Climate Change Fund. (20)

(d)(15) Form of Sub-Advisory Agreement between Halbis Capital Management (USA) Inc. and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor Global Emerging Markets Fixed Income Fund. (25)

(d)(16) Form of Sub-Advisory Agreement between Halbis Capital Management (USA) Inc. and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor Global Emerging Markets Local Debt Fund. (25)

(e)(1) Form of Selling Agreement. (9)

(e)(2) Form of Dealer Agreement. (9)

(e)(3) Distribution Agreement, dated March 31, 2009, between HSBC Investor Funds and Foreside Distribution Services, L.P. (25)

(f) Not applicable.

(g)(1) Custodian Agreement, dated February 1, 2007, between HSBC Investor Portfolios and The Northern Trust Company on behalf of the HSBC Investor Funds. (16)

(g)(2) Custodian Agreement, dated November 1, 2006, between HSBC Investor Funds and The Northern Trust Company on behalf of the various series of HSBC Investor Funds. (16)

(h)(1) Service Agreement. (1)

(h)(2)(i) Amended and Restated Operational Support Services Agreement, dated December 16, 2008, between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds on behalf of its series, HSBC Investor Prime Money Market Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, HSBC Investor California Tax-Free Money Market Fund, HSBC Investor U.S. Treasury Obligations Money Market Fund, and HSBC Investor Tax-Free Money Market Fund. (22)

(h)(2)(ii) Form of Support Services Agreement, dated December 14, 2009, between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds on behalf of its series, HSBC Investor Global Emerging Markets Fixed Income Fund and HSBC Investor Global Emerging Markets Local Debt Fund. (25)

(h)(3)(i) Second Amended and Restated Master Services Agreement, dated January 1, 2009, among Citi Fund Services Ohio, Inc., HSBC Investor Funds, HSBC Investor Portfolios and HSBC Advisor Funds Trust. (23)

(h)(3)(ii) Amendment to the Second Amended and Restated Master Services Agreement, dated January 1, 2009. (23)

(h)(3)(iii) Amendment to the Second Amended and Restated Master Services Agreement, dated September 14, 2009 (24)

(h)(4)(i) Amended and Restated Omnibus Fee Agreement, dated January 1, 2009, among Citi Fund Services Ohio Inc., Citi Fund Services (Cayman) Limited, HSBC Investor Funds, HBC Investor Portfolios and HSBC Advisor Funds Trust. (24)

(h)(4)(ii) Amendment to the Amended and Restated Omnibus Fee Agreement, dated September 14, 2009 (24)

(h)(5) Expense Limitation Agreement, dated March 31, 2009. (24)

(h)(6) Administration Services Agreement, dated July 1, 2005, between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds. (12)

(h)(6)(i) Amendment to Administration Services Agreement, dated June 4, 2007, between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds. (18)

(h)(7) Sub-Administration Services Agreement, January 1, 2009, between Citi Fund Services Ohio, Inc. and HSBC Global Asset Management (USA) Inc. dated. (23)

(h)(8) Amended and Restated Compliance Services Agreement, dated January 1, 2009, among HSBC Investor Portfolios, HSBC Investor Funds, HSBC Advisor Funds Trust and Citi Fund Services Ohio, Inc. (23)

(h)(9) Amended and Restated Rule 22c-2 Services Agreement, dated January 1, 2009, among HSBC Investor Funds, HSBC Advisor Funds Trust and Citi Fund Services Ohio, Inc. (23)

(i) Not applicable.

(j)(1) Power of Attorney, dated June 16, 2008. (22)

(k) Not applicable.

(l) Not applicable.

(m)(1) Master Distribution Plan relating to Class A Shares, dated March 31, 2009. (24)

(m)(2) Master Distribution Plan relating to Class B Shares, dated March 31, 2009. (24)

(m)(3) Master Distribution Plan relating to Class C Shares, dated March 31, 2009. (24)

(m)(4) Master Distribution Plan relating to Class D Shares, dated March 31, 2009. (24)

(n)(1) Form of Amended and Restated Multiple Class Plan. (25)

(o) Reserved.

(p)(1) Code of Ethics for HSBC Investor Funds, HSBC Advisor Funds Trust, and HSBC Investor Portfolios. (22)

(p)(2) Amended Code of Ethics for HSBC Global Asset Management (USA) Inc. (14)

(p)(3) Amended Code of Ethics for Winslow Capital Management, Inc. (23)

(p)(4) Amended Code of Ethics for NWQ Investment Management Co., LLC. (14)

(p)(5) Amended Code of Ethics for AllianceBernstein L.P. (14)

(p)(6) Amended Code of Ethics for Citi Fund Services Ohio, Inc. and Citi Fund Services Limited Partnership. (17)

(p)(7) Amended Code of Ethics for Westfield Capital Management Company, L.P. (24)

(p)(8) Amended Code of Ethics for Munder Capital Management. (24)

(p)(9) Code of Ethics for Halbis Capital Management (USA) Inc. (17)

(p)(10) Code of Ethics for Halbis Capital Management (Hong Kong) Limited (18)

(p)(11) Code of Ethics for Sinopia Group. (21)

Notes:

(1) Incorporated herein by reference from post-effective amendment No. 35 to the registration statement on Form N-1A of the Registrant (File no. 33-7647) (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) on January 24, 1996.

(2) Incorporated herein by reference from post-effective amendment No. 39 to the Registration Statement as filed with the SEC on June 17, 1996.

(3) Incorporated herein by reference from post-effective amendment No. 69 to the Registration Statement as filed with the SEC on June 30, 2000.

(4) Incorporated herein by reference from post-effective amendment No. 74 to the Registration Statement as filed with the SEC on December 28, 2000.

(5) Incorporated herein by reference from post-effective amendment No. 77 to the Registration Statement as filed with the SEC on January 30, 2002.

(6) Incorporated herein by reference from post-effective amendment No. 82 to the Registration Statement filed with the SEC on August 8, 2003.

(7) Incorporated herein by reference from post-effective amendment No. 84 to the Registration Statement as filed with the SEC on December 15, 2003.

(8) Incorporated herein by reference from post-effective amendment No. 89 to the Registration Statement as filed with the SEC on November 17, 2004.

(9) Incorporated herein by reference from post-effective amendment No. 90 to the Registration Statement as filed with the SEC on December 30, 2004.

(10) Incorporated herein by reference from post-effective amendment No. 91 to the Registration Statement as filed with the SEC on February 25, 2005.

(11) Incorporated herein by reference from post-effective amendment No. 92 to the Registration Statement as filed with the SEC on June 15, 2005.

(12) Incorporated herein by reference from post-effective amendment No. 94 to the Registration Statement as filed with the SEC on December 14, 2005.

(13) Incorporated herein by reference from post-effective amendment No. 7 to the Registration Statement of HSBC Investor Portfolios as filed with the SEC on January 30, 2002.

(14) Incorporated herein by reference from post-effective amendment No. 95 to the Registration Statement as filed with the SEC on February 28, 2006.

(15) Incorporated herein by reference from post-effective amendment No. 96 to the Registration Statement as filed with the SEC on May 30, 2006.

(16) Incorporated herein by reference from post-effective amendment No. 104 to the Registration Statement as filed with the SEC on February 28, 2007.

(17) Incorporated herein by reference from post-effective amendment No. 105 to the Registration Statement as filed with the SEC on April 13, 2007.

(18) Incorporated herein by reference from post-effective amendment No. 107 to the Registration Statement as filed with the SEC on June 29, 2007.

(19) Incorporated herein by reference from post-effective amendment No. 108 to the Registration Statement as filed with the SEC on January 16, 2008.

(20) Incorporated herein by reference from post-effective amendment No. 110 to the Registration Statement as filed with the SEC on March 28, 2008.

(21) Incorporated herein by reference from post-effective amendment No. 111 to the Registration Statement as filed with the SEC on April 4, 2008.

(22) Incorporated herein by reference from post-effective amendment No. 112 to the Registration Statement as filed with the SEC on December 29, 2008.

(23) Incorporated herein by reference from post-effective amendment No. 113 to the Registration Statement as filed with the SEC on February 27, 2009.

(24) Incorporated herein by reference from post-effective amendment No. 115 to the Registration Statement as filed with the SEC on October 2, 2009.

(25) Incorporated herein by reference from post-effective amendment No. 118 to the Registration Statement as filed with the SEC on December 16, 2009.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 30.	INDEMNIFICATION

Reference is hereby made to Article IV of the Registrant’s Declaration of Trust. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018, serves as investment adviser (“Adviser”) and is a wholly-owned subsidiary of HSBC Bank USA, Inc., a New York State chartered bank, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. Information as to the directors and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-25999) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of NWQ Investment Management Co., LLC (“NWQ”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of NWQ in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61379) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Winslow Capital Management, Inc. (“Winslow”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Winslow in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-41316) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Westfield Capital Management Company, L.P. (“Westfield”) together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Westfield in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-34350) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of AllianceBernstein L.P. (“AllianceBernstein”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of AllianceBernstein in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-57937) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Munder Capital Management (“Munder”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Munder in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48394) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Halbis Capital Management (USA) Inc. (“Halbis”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Halbis in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No.801-64301) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Sinopia Asset Management (“Sinopia”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Sinopia in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No.801-43341) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Halbis Capital Management (Hong Kong) Limited (“Halbis HK”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Halbis HK in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No.801-67110) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

ITEM 32.	PRINCIPAL UNDERWRITERS.

Item 32(a)	Foreside Distribution Services L.P. (“Foreside” or the “Distributor”) acts as principal underwriter for the following investment companies:

American Independence Funds Trust
Commonwealth International Series Trust
The Coventry Group
First Funds
Greenwich Advisors Trust
HSBC Advisor Funds Trust
IVA Fiduciary Trust
Northern Lights Funds Trust
Pacific Capital Funds
The Lou Holland Trust
The Thirty-Eight Hundred Fund, LLC
Unified Series Trust
WB Capital Mutual Funds, Inc.

Foreside is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority or “FINRA”. Foreside’s main address is 10 High Street, Suite 302, Boston, Massachusetts 02110. Foreside is an indirect wholly-owned subsidiary of Foreside Financial Group LLC.

Item 32(b)	Information about the Directors and Officers of Foreside are as follows:

Name	Principal Business Address	Positions and Offices with Underwriter

Mark S. Redman	690 Taylor Road, Gahanna, OH 43230	President
Jennifer Hoopes	Three Canal Plaza, Portland, ME 04101	Secretary
Paul F. Hahesy	Three Canal Plaza, Portland, ME 04101	Chief Compliance Officer
James E. (Ed) Pike	690 Taylor Road, Gahanna, OH 43230	Financial and Operations Principal
Richard J. Berthy	Three Canal Plaza, Portland, ME 04101	Treasurer & Vice President

Item 32(c)	Not applicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of: HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018; Citi Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, Ohio 43219-3035; Citi Fund Services Ohio, Inc., 100 Summer Street, Suite 1500, Boston, MA 02110; AllianceBernstein L.P., 1345 Avenue of the Americas, New York, New York 10105; Westfield Capital Management Company, L.P., 21 Fellow Street, Boston, MA 02119; Winslow Capital Management, Inc., 4720 IDS Tower, 80 S. Eighth Street, Minneapolis, MN 55402; NWQ Investment Management L.P., 2049 Century Park East, 4th Floor, Los Angeles, CA 90067, Munder Capital Management, Munder Capital Center, 480 Pierce Street, Birmingham, Michigan 48009-6063, Halbis Capital Management (USA) Inc, 452 Fifth Avenue, New York, New York 10018, Sinopia Asset Management, Immeuble Ile De France, 4, Palace de la Pyramide, Puteaux France, 92800, Halbis Capital Management (Hong Kong) Limited, Level 22, HSBC Main Building, 1 Queen’s Road Central, Hong Kong.

ITEM 34.	MANAGEMENT SERVICES

Not applicable.

ITEM 35.	UNDERTAKINGS

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement on Form N-lA (File No. 333-07647) (the “Registration Statement”) to be signed on its behalf by the undersigned, thereto duly authorized on the 22nd day of December, 2009.

HSBC INVESTOR FUNDS

By:	/s/Richard A. Fabietti

Richard A. Fabietti President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of the 22nd day of December, 2009.

/s/Richard A. Fabietti	/s/Martin R. Dean

Richard A. Fabietti President	Martin R. Dean Treasurer

Alan S. Parsow* Trustee	Larry M. Robbins* Trustee

Michael Seely* Trustee	Thomas F. Robards* Trustee

Stephen J. Baker* Trustee	Susan S. Huang* Trustee

Marcia L. Beck* Trustee

*/s/David J. Harris

David J. Harris

*David J. Harris, as attorney-in-fact pursuant to a power of attorney filed herewith.